Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016740
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Class A
Trading Symbol	SMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 6.81% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living, hospital and airport bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Bloomberg Municipal Bond Index
'16	$9,725	$10,000
'16	$9,888	$10,159
'16	$9,884	$10,165
'16	$9,891	$10,179
'16	$9,836	$10,128
'16	$9,727	$10,022
'16	$9,366	$9,648
'16	$9,471	$9,761
'17	$9,508	$9,826
'17	$9,577	$9,894
'17	$9,582	$9,916
'17	$9,651	$9,987
'17	$9,795	$10,146
'17	$9,778	$10,110
'17	$9,846	$10,191
'17	$9,914	$10,269
'17	$9,885	$10,217
'17	$9,899	$10,242
'17	$9,869	$10,187
'17	$9,974	$10,293
'18	$9,846	$10,172
'18	$9,795	$10,142
'18	$9,831	$10,179
'18	$9,791	$10,143
'18	$9,893	$10,259
'18	$9,896	$10,268
'18	$9,910	$10,293
'18	$9,924	$10,319
'18	$9,861	$10,252
'18	$9,764	$10,189
'18	$9,869	$10,302
'18	$9,963	$10,425
'19	$10,035	$10,504
'19	$10,096	$10,560
'19	$10,269	$10,727
'19	$10,319	$10,768
'19	$10,471	$10,916
'19	$10,510	$10,956
'19	$10,583	$11,045
'19	$10,769	$11,219
'19	$10,682	$11,129
'19	$10,685	$11,149
'19	$10,700	$11,177
'19	$10,734	$11,211
'20	$10,934	$11,412
'20	$11,111	$11,559
'20	$10,462	$11,140
'20	$10,220	$11,000
'20	$10,539	$11,350
'20	$10,741	$11,444
'20	$10,931	$11,636
'20	$10,898	$11,582
'20	$10,865	$11,584
'20	$10,842	$11,549
'20	$11,057	$11,724
'20	$11,169	$11,795
'21	$11,265	$11,870
'21	$11,053	$11,682
'21	$11,126	$11,754
'21	$11,247	$11,852
'21	$11,331	$11,888
'21	$11,380	$11,920
'21	$11,477	$12,019
'21	$11,416	$11,975
'21	$11,306	$11,889
'21	$11,294	$11,854
'21	$11,404	$11,955
'21	$11,430	$11,974
'22	$11,096	$11,646
'22	$11,009	$11,605
'22	$10,637	$11,228
'22	$10,264	$10,918
'22	$10,364	$11,080
'22	$10,128	$10,899
'22	$10,429	$11,187
'22	$10,166	$10,941
'22	$9,715	$10,521
'22	$9,552	$10,434
'22	$10,087	$10,922
'22	$10,046	$10,953
'23	$10,417	$11,268
'23	$10,139	$11,013
'23	$10,346	$11,257
'23	$10,361	$11,232
'23	$10,273	$11,134
'23	$10,392	$11,246
'23	$10,433	$11,290
'23	$10,280	$11,128
'23	$9,984	$10,802
'23	$9,817	$10,710
'23	$10,477	$11,390
'23	$10,786	$11,654
'24	$10,777	$11,595
'24	$10,796	$11,610
'24	$10,826	$11,609
'24	$10,685	$11,466
'24	$10,703	$11,432
'24	$10,895	$11,607
'24	$10,994	$11,713
'24	$11,067	$11,805
'24	$11,208	$11,922
'24	$11,038	$11,748
'24	$11,247	$11,951
'24	$11,062	$11,777
'25	$11,069	$11,836
'25	$11,187	$11,954
'25	$10,989	$11,751
'25	$10,874	$11,656
'25	$10,814	$11,664
'25	$10,891	$11,736
'25	$10,800	$11,713
'25	$10,878	$11,815
'25	$11,195	$12,088
'25	$11,330	$12,238
'25	$11,367	$12,266
'25	$11,347	$12,277
'26	$11,412	$12,392
'26	$11,578	$12,547
'26	$11,344	$12,255
'26	$11,469	$12,396
'26	$11,550	$12,442

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	6.81%	0.38%	1.73%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	3.87%	-0.17%	1.45%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,624,634,755
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,696,142
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,624,634,755
Number of Portfolio Holdings	383
Portfolio Turnover Rate (%)	44
Total Net Advisory Fees Paid ($)	5,696,142
Modified Duration to Worst	7.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	81%
General Obligation Bonds	14%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	2%
Other	1%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	12%
AA	31%
A	30%
BBB	12%
BB	2%
B	0%
CCC	0%
CC	0%
Not Rated	12%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	19%
New York	12%
Florida	8%
Illinois	7%
Wisconsin	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016743
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Class C
Trading Symbol	SMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.59%

Gross expense ratio as of the latest prospectus: 1.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.00% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living, hospital and airport bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index
'16	$10,000	$10,000
'16	$10,161	$10,159
'16	$10,140	$10,165
'16	$10,151	$10,179
'16	$10,087	$10,128
'16	$9,969	$10,022
'16	$9,593	$9,648
'16	$9,694	$9,761
'17	$9,725	$9,826
'17	$9,779	$9,894
'17	$9,789	$9,916
'17	$9,853	$9,987
'17	$9,992	$10,146
'17	$9,969	$10,110
'17	$10,032	$10,191
'17	$10,094	$10,269
'17	$10,058	$10,217
'17	$10,065	$10,242
'17	$10,029	$10,187
'17	$10,128	$10,293
'18	$9,992	$10,172
'18	$9,934	$10,142
'18	$9,964	$10,179
'18	$9,916	$10,143
'18	$10,013	$10,259
'18	$10,010	$10,268
'18	$10,018	$10,293
'18	$10,025	$10,319
'18	$9,955	$10,252
'18	$9,851	$10,189
'18	$9,938	$10,302
'18	$10,038	$10,425
'19	$10,103	$10,504
'19	$10,159	$10,560
'19	$10,327	$10,727
'19	$10,370	$10,768
'19	$10,516	$10,916
'19	$10,548	$10,956
'19	$10,613	$11,045
'19	$10,793	$11,219
'19	$10,698	$11,129
'19	$10,695	$11,149
'19	$10,703	$11,177
'19	$10,729	$11,211
'20	$10,921	$11,412
'20	$11,092	$11,559
'20	$10,437	$11,140
'20	$10,189	$11,000
'20	$10,500	$11,350
'20	$10,695	$11,444
'20	$10,877	$11,636
'20	$10,836	$11,582
'20	$10,796	$11,584
'20	$10,766	$11,549
'20	$10,973	$11,724
'20	$11,077	$11,795
'21	$11,165	$11,870
'21	$10,947	$11,682
'21	$11,012	$11,754
'21	$11,125	$11,852
'21	$11,201	$11,888
'21	$11,242	$11,920
'21	$11,330	$12,019
'21	$11,262	$11,975
'21	$11,147	$11,889
'21	$11,127	$11,854
'21	$11,228	$11,955
'21	$11,247	$11,974
'22	$10,911	$11,646
'22	$10,819	$11,605
'22	$10,446	$11,228
'22	$10,074	$10,918
'22	$10,166	$11,080
'22	$9,915	$10,899
'22	$10,217	$11,187
'22	$9,953	$10,941
'22	$9,504	$10,521
'22	$9,340	$10,434
'22	$9,856	$10,922
'22	$9,798	$10,953
'23	$10,166	$11,268
'23	$9,889	$11,013
'23	$10,084	$11,257
'23	$10,093	$11,232
'23	$10,000	$11,134
'23	$10,110	$11,246
'23	$10,143	$11,290
'23	$9,988	$11,128
'23	$9,693	$10,802
'23	$9,526	$10,710
'23	$10,160	$11,390
'23	$10,453	$11,654
'24	$10,438	$11,595
'24	$10,449	$11,610
'24	$10,460	$11,609
'24	$10,329	$11,466
'24	$10,340	$11,432
'24	$10,520	$11,607
'24	$10,609	$11,713
'24	$10,672	$11,805
'24	$10,801	$11,922
'24	$10,630	$11,748
'24	$10,824	$11,951
'24	$10,627	$11,777
'25	$10,640	$11,836
'25	$10,747	$11,954
'25	$10,536	$11,751
'25	$10,432	$11,656
'25	$10,367	$11,664
'25	$10,434	$11,736
'25	$10,341	$11,713
'25	$10,409	$11,815
'25	$10,706	$12,088
'25	$10,827	$12,238
'25	$10,856	$12,266
'25	$10,830	$12,277
'26	$10,885	$12,392
'26	$11,037	$12,547
'26	$10,807	$12,255
'26	$10,919	$12,396
'26	$10,989	$12,442

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.00%	-0.38%	0.95%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.00%	-0.38%	0.95%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,624,634,755
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,696,142
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,624,634,755
Number of Portfolio Holdings	383
Portfolio Turnover Rate (%)	44
Total Net Advisory Fees Paid ($)	5,696,142
Modified Duration to Worst	7.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	81%
General Obligation Bonds	14%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	2%
Other	1%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	12%
AA	31%
A	30%
BBB	12%
BB	2%
B	0%
CCC	0%
CC	0%
Not Rated	12%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	19%
New York	12%
Florida	8%
Illinois	7%
Wisconsin	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016744
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Class S
Trading Symbol	SCMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$61	0.59%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 6.92% for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living, hospital and airport bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	Bloomberg Municipal Bond Index
'16	$10,000	$10,000
'16	$10,169	$10,159
'16	$10,156	$10,165
'16	$10,176	$10,179
'16	$10,109	$10,128
'16	$10,010	$10,022
'16	$9,631	$9,648
'16	$9,739	$9,761
'17	$9,790	$9,826
'17	$9,852	$9,894
'17	$9,870	$9,916
'17	$9,932	$9,987
'17	$10,081	$10,146
'17	$10,076	$10,110
'17	$10,137	$10,191
'17	$10,219	$10,269
'17	$10,180	$10,217
'17	$10,196	$10,242
'17	$10,168	$10,187
'17	$10,288	$10,293
'18	$10,158	$10,172
'18	$10,108	$10,142
'18	$10,135	$10,179
'18	$10,095	$10,143
'18	$10,213	$10,259
'18	$10,218	$10,268
'18	$10,235	$10,293
'18	$10,240	$10,319
'18	$10,177	$10,252
'18	$10,090	$10,189
'18	$10,188	$10,302
'18	$10,299	$10,425
'19	$10,375	$10,504
'19	$10,428	$10,560
'19	$10,609	$10,727
'19	$10,662	$10,768
'19	$10,833	$10,916
'19	$10,863	$10,956
'19	$10,951	$11,045
'19	$11,134	$11,219
'19	$11,057	$11,129
'19	$11,063	$11,149
'19	$11,080	$11,177
'19	$11,117	$11,211
'20	$11,325	$11,412
'20	$11,510	$11,559
'20	$10,829	$11,140
'20	$10,580	$11,000
'20	$10,912	$11,350
'20	$11,123	$11,444
'20	$11,322	$11,636
'20	$11,289	$11,582
'20	$11,269	$11,584
'20	$11,247	$11,549
'20	$11,459	$11,724
'20	$11,578	$11,795
'21	$11,679	$11,870
'21	$11,461	$11,682
'21	$11,539	$11,754
'21	$11,678	$11,852
'21	$11,755	$11,888
'21	$11,808	$11,920
'21	$11,910	$12,019
'21	$11,862	$11,975
'21	$11,751	$11,889
'21	$11,728	$11,854
'21	$11,856	$11,955
'21	$11,873	$11,974
'22	$11,529	$11,646
'22	$11,454	$11,605
'22	$11,057	$11,228
'22	$10,672	$10,918
'22	$10,791	$11,080
'22	$10,535	$10,899
'22	$10,850	$11,187
'22	$10,592	$10,941
'22	$10,112	$10,521
'22	$9,945	$10,434
'22	$10,503	$10,922
'22	$10,463	$10,953
'23	$10,852	$11,268
'23	$10,578	$11,013
'23	$10,782	$11,257
'23	$10,800	$11,232
'23	$10,723	$11,134
'23	$10,836	$11,246
'23	$10,881	$11,290
'23	$10,737	$11,128
'23	$10,417	$10,802
'23	$10,246	$10,710
'23	$10,936	$11,390
'23	$11,261	$11,654
'24	$11,254	$11,595
'24	$11,275	$11,610
'24	$11,310	$11,609
'24	$11,164	$11,466
'24	$11,186	$11,432
'24	$11,403	$11,607
'24	$11,495	$11,713
'24	$11,573	$11,805
'24	$11,723	$11,922
'24	$11,547	$11,748
'24	$11,768	$11,951
'24	$11,577	$11,777
'25	$11,602	$11,836
'25	$11,713	$11,954
'25	$11,509	$11,751
'25	$11,390	$11,656
'25	$11,343	$11,664
'25	$11,412	$11,736
'25	$11,320	$11,713
'25	$11,404	$11,815
'25	$11,738	$12,088
'25	$11,896	$12,238
'25	$11,922	$12,266
'25	$11,904	$12,277
'26	$11,975	$12,392
'26	$12,151	$12,547
'26	$11,908	$12,255
'26	$12,056	$12,396
'26	$12,128	$12,442

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	6.92%	0.63%	1.95%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,624,634,755
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,696,142
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,624,634,755
Number of Portfolio Holdings	383
Portfolio Turnover Rate (%)	44
Total Net Advisory Fees Paid ($)	5,696,142
Modified Duration to Worst	7.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	81%
General Obligation Bonds	14%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	2%
Other	1%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	12%
AA	31%
A	30%
BBB	12%
BB	2%
B	0%
CCC	0%
CC	0%
Not Rated	12%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	19%
New York	12%
Florida	8%
Illinois	7%
Wisconsin	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016745
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	SMLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.59%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.92% for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living, hospital and airport bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
'16	$1,000,000	$1,000,000
'16	$1,016,946	$1,015,909
'16	$1,015,779	$1,016,529
'16	$1,017,799	$1,017,901
'16	$1,012,260	$1,012,821
'16	$1,001,265	$1,002,195
'16	$964,309	$964,818
'16	$975,175	$976,145
'17	$980,238	$982,580
'17	$986,463	$989,403
'17	$988,254	$991,551
'17	$994,453	$998,746
'17	$1,009,383	$1,014,597
'17	$1,008,954	$1,010,958
'17	$1,015,071	$1,019,137
'17	$1,023,349	$1,026,893
'17	$1,019,485	$1,021,672
'17	$1,021,123	$1,024,166
'17	$1,018,320	$1,018,682
'17	$1,030,388	$1,029,329
'18	$1,017,394	$1,017,211
'18	$1,012,345	$1,014,172
'18	$1,015,077	$1,017,915
'18	$1,011,039	$1,014,282
'18	$1,022,841	$1,025,897
'18	$1,023,371	$1,026,773
'18	$1,025,086	$1,029,264
'18	$1,025,666	$1,031,907
'18	$1,019,347	$1,025,226
'18	$1,010,705	$1,018,913
'18	$1,020,550	$1,030,191
'18	$1,031,673	$1,042,526
'19	$1,039,268	$1,050,407
'19	$1,044,637	$1,056,031
'19	$1,063,932	$1,072,724
'19	$1,068,071	$1,076,755
'19	$1,085,115	$1,091,600
'19	$1,088,161	$1,095,631
'19	$1,097,052	$1,104,461
'19	$1,115,429	$1,121,882
'19	$1,107,742	$1,112,889
'19	$1,108,346	$1,114,883
'19	$1,110,143	$1,117,671
'19	$1,113,829	$1,121,083
'20	$1,134,776	$1,141,225
'20	$1,153,386	$1,155,942
'20	$1,085,041	$1,114,013
'20	$1,060,035	$1,100,032
'20	$1,094,421	$1,135,025
'20	$1,114,374	$1,144,367
'20	$1,134,317	$1,163,641
'20	$1,131,058	$1,158,181
'20	$1,129,042	$1,158,427
'20	$1,126,853	$1,154,947
'20	$1,148,146	$1,172,376
'20	$1,160,057	$1,179,518
'21	$1,170,228	$1,187,034
'21	$1,148,372	$1,168,174
'21	$1,156,206	$1,175,378
'21	$1,170,211	$1,185,237
'21	$1,179,208	$1,188,773
'21	$1,183,285	$1,192,037
'21	$1,193,553	$1,201,923
'21	$1,188,712	$1,197,512
'21	$1,177,564	$1,188,870
'21	$1,175,242	$1,185,394
'21	$1,188,141	$1,195,485
'21	$1,189,847	$1,197,414
'22	$1,155,254	$1,164,637
'22	$1,147,777	$1,160,465
'22	$1,107,901	$1,122,846
'22	$1,070,577	$1,091,789
'22	$1,081,244	$1,108,007
'22	$1,055,519	$1,089,860
'22	$1,087,174	$1,118,656
'22	$1,061,317	$1,094,139
'22	$1,013,125	$1,052,145
'22	$996,409	$1,043,395
'22	$1,052,384	$1,092,198
'22	$1,048,366	$1,095,325
'23	$1,087,349	$1,126,788
'23	$1,059,844	$1,101,309
'23	$1,080,328	$1,125,745
'23	$1,082,096	$1,123,173
'23	$1,074,441	$1,113,440
'23	$1,087,079	$1,124,594
'23	$1,090,260	$1,129,043
'23	$1,075,830	$1,112,789
'23	$1,043,690	$1,080,175
'23	$1,026,520	$1,070,983
'23	$1,095,711	$1,138,970
'23	$1,129,711	$1,165,442
'24	$1,127,632	$1,159,490
'24	$1,131,150	$1,160,979
'24	$1,133,231	$1,160,942
'24	$1,118,650	$1,146,564
'24	$1,120,771	$1,143,201
'24	$1,142,575	$1,160,724
'24	$1,153,190	$1,171,303
'24	$1,161,066	$1,180,541
'24	$1,174,647	$1,192,209
'24	$1,157,007	$1,174,825
'24	$1,179,166	$1,195,119
'24	$1,160,062	$1,177,720
'25	$1,162,521	$1,183,623
'25	$1,173,669	$1,195,359
'25	$1,153,157	$1,175,101
'25	$1,142,741	$1,165,634
'25	$1,136,618	$1,166,382
'25	$1,143,485	$1,173,644
'25	$1,134,225	$1,171,273
'25	$1,144,120	$1,181,453
'25	$1,176,161	$1,208,813
'25	$1,192,009	$1,223,806
'25	$1,194,621	$1,226,613
'25	$1,192,791	$1,227,717
'26	$1,199,915	$1,239,239
'26	$1,217,574	$1,254,683
'26	$1,193,182	$1,225,542
'26	$1,208,068	$1,239,575
'26	$1,215,280	$1,244,203

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.92%	0.60%	1.97%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,624,634,755
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,696,142
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,624,634,755
Number of Portfolio Holdings	383
Portfolio Turnover Rate (%)	44
Total Net Advisory Fees Paid ($)	5,696,142
Modified Duration to Worst	7.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	81%
General Obligation Bonds	14%
Lease Obligations	4%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	2%
Other	1%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	12%
AA	31%
A	30%
BBB	12%
BB	2%
B	0%
CCC	0%
CC	0%
Not Rated	12%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	19%
New York	12%
Florida	8%
Illinois	7%
Wisconsin	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]